Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
(a) Commitments
As of December 31, 2019,
the Group’
s

future minimum commitments under
non-cancelable
agreements was as follows:

	Less than o ne y ear	One to t hree y ears	More than t hree y ears	As of December 31, 2019
	RMB	RMB	RMB	RMB
Purchase commitments	45,076	3,021	245	48,342

Total	45,076	3,021	245	48,342

Purchase commitments mainly include commitments for content, marketing activities and purchase of smart devices.
Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease as of December 31, 2019 are disclosed in Note 7.
(
b) Litigation
From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31,
2018
 and
2019
.